Accumulated Other Comprehensive Income (Loss) and Non-Controlling Interests	12 Months Ended
Dec. 31, 2018
Analysis Of Other Comprehensive Income By Item [Abstract]
Accumulated Other Comprehensive Income (Loss) and Non-Controlling Interests
Changes in accumulated other comprehensive income (loss), net of taxes, are as follows:

	2018			2017
For the years ended December 31,	Balance, beginning of period	Other comprehensive income (loss)	Balance, end of period	Balance, beginning of period	Other comprehensive income (loss)	Other	Balance, end of period
Items that may be reclassified subsequently to income:
Unrealized foreign currency translation gains (losses), net of hedging activities	$1,012	$911	$1,923	$1,749	$(737)	$—		$1,012
Unrealized gains (losses) on available-for-sale assets	346	(402)	(56)	211	135	—		346
Unrealized gains (losses) on cash flow hedges	(11)	(10)	(21)	(6)	(5)	—		(11)
Share of other comprehensive income (loss) in joint ventures and associates	(31)	7	(24)	—	(31)	—		(31)
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	(347)	84	(263)	(291)	(69)	13	(1)	(347)
Revaluation surplus on transfers to investment properties	145	—	145	6	139	—		145
Total	$1,114	$590	$1,704	$1,669	$(568)	$13		$1,114
Total attributable to:
Participating policyholders	$9	$5	$14	$16	$(7)	$—		$9
Shareholders	1,105	585	1,690	1,653	(561)	13		1,105
Total	$1,114	$590	$1,704	$1,669	$(568)	$13		$1,114

(1)
During 2017, the Company transferred cumulative remeasurement losses of $13 from accumulated other comprehensive income (loss) to retained earnings as a result of the termination and complete settlement of the defined benefit pension plan of a U.S. subsidiary within the SLF Asset Management segment.